j.p. morgan acceptance corporation ii ABS-15G

Exhibit 99.12

Seller Loan ID	JPM Loan ID	Data Field	Tape Data	IB Review Value	Discrepancy Comments
(redacted)	304757999	Total Debt to Income Ratio	(redacted)	(redacted)	Approved DTI 43.891%, variance is non-material.
(redacted)	304757999	Representative Credit Score	(redacted)	(redacted)	Review Value is the lower middle score of both borrower's. Tape Value is (redacted) lowest credit score.
(redacted)	304757999	Appraised Value	(redacted)	(redacted)	Review Value is the Appraisal Value. Tape is the Sales Price.
(redacted)	304846978	Total Debt to Income Ratio	(redacted)	(redacted)	Source of Tape Value is unknown. Approved DTI (redacted), variance < (redacted) is non-material.